Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Long Term Liabilities [Abstract]
Schedule of government grants	Government grants:
	2022	2021
	USD in thousands
Balance as of January 1,	961	536
Initial consolidation of subsidiaries	-	738
Grants received during the year	77	202
Liability revaluation	251	(515)
Balance as of December 31,	1,289	961

Schedule of presented in the statement of financial position	Presented in the statement of financial position as follows:
	December 31,
	2022	2021
	USD in thousands
In current liabilities	402	194
In non-current liabilities	887	767
	1,289	961